Description of Organization and Business Operations (Details)			2 Months Ended	5 Months Ended	6 Months Ended	11 Months Ended
	May 11, 2021 USD ($) $ / shares shares	Feb. 08, 2021	Mar. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Price of warrant | $ / shares					$ 10.20	$ 10.20
Proceeds from sale of Private units						$ 5,852,750
Deferred Underwriting Fee Payable				$ 4,025,000	$ 0	4,025,000
Deferred underwriting commissions					4,025,000	4,025,000
Payments for investment of cash in Trust Account	$ 117,300,000			$ 117,300,000	1,150,000	117,300,000
Working capital deficit					1,158,449	246,232
Cash					7,480	453,151
Price per unit | $ / shares	$ 10.00
Cash held outside the Trust Account					7,480	453,151
Working capital loans						378,487
Condition for future business combination number of businesses minimum		1
Maximum net interest to pay dissolution expenses					$ 100,000	100,000
Proceeds from sale of founder shares			$ 25,000			25,000
Proceeds from promissory note from sponsor						$ 78,925
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account					80.00%	80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination					50.00%	50.00%
Minimum net tangible asset upon consummation of business combination					$ 5,000,001	$ 5,000,001
Deferred offering cost					4,025,000	4,025,000
Investments held in Trust Account					118,663,377	117,320,973
Convertible loans					$ 1,500,000	$ 1,500,000
Units per price | $ / shares					$ 10.00	$ 10.00
Sponsor
Subsidiary, Sale of Stock [Line Items]
Proceeds from promissory note from sponsor					$ 78,925
Founder Shares | Sponsor
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of founder shares					25,000
IPO
Subsidiary, Sale of Stock [Line Items]
Sale of units in Initial Public Offering, net of offering costs (in shares) | shares	11,500,000					11,500,000
Transaction Costs					6,771,112	$ 6,771,112
Underwriting fees					2,300,000	2,300,000
Deferred Underwriting Fee Payable						4,025,000
Deferred underwriting commissions					4,025,000
Other offering costs					446,112	446,112
Payments for investment of cash in Trust Account					$ 959,560	$ 959,560
Number of units issued | shares	11,500,000					11,500,000
Price per unit | $ / shares	$ 10.00				$ 10.00	$ 10.00
Proceeds from issuance of units	$ 115,000,000
Private Placement.
Subsidiary, Sale of Stock [Line Items]
Price of warrant | $ / shares	$ 10.00				$ 10.00	$ 10.00
Proceeds from sale of Private units	$ 5,852,750				$ 5,852,750	$ 5,852,750
Number Of Warrants Issued | shares	585,275
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of units in Initial Public Offering, net of offering costs (in shares) | shares					1,500,000	1,500,000
Number of units issued | shares					1,500,000	1,500,000
Price per unit | $ / shares					$ 0.10	$ 0.10
Condition for future business combination number of businesses minimum					2,300,000	2,300,000